Summary of Significant Accounting Policies (Details) - Schedule of useful lives of property, plant and equipment	12 Months Ended
Dec. 31, 2022
Bottom of range [Member] | Buildings [Member]
Summary of Significant Accounting Policies (Details) - Schedule of useful lives of property, plant and equipment [Line Items]
Property, plant and equipment, net	20 years
Bottom of range [Member] | Machinery and equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of useful lives of property, plant and equipment [Line Items]
Property, plant and equipment, net	10 years
Bottom of range [Member] | Furniture and fixtures [Member]
Summary of Significant Accounting Policies (Details) - Schedule of useful lives of property, plant and equipment [Line Items]
Property, plant and equipment, net	2 years
Bottom of range [Member] | Other equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of useful lives of property, plant and equipment [Line Items]
Property, plant and equipment, net	2 years
Top of range [Member] | Buildings [Member]
Summary of Significant Accounting Policies (Details) - Schedule of useful lives of property, plant and equipment [Line Items]
Property, plant and equipment, net	40 years
Top of range [Member] | Machinery and equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of useful lives of property, plant and equipment [Line Items]
Property, plant and equipment, net	20 years
Top of range [Member] | Furniture and fixtures [Member]
Summary of Significant Accounting Policies (Details) - Schedule of useful lives of property, plant and equipment [Line Items]
Property, plant and equipment, net	10 years
Top of range [Member] | Other equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of useful lives of property, plant and equipment [Line Items]
Property, plant and equipment, net	5 years